Leases	12 Months Ended
Dec. 31, 2021
Leases [Abstract]
Leases	Leases
Lessee

AltaGas has operating and finance leases for office space, office equipment, field equipment, rail cars, aquatic use, vehicles, power and gas facilities, transmission and distribution assets, and land.

The components of lease expense were as follows:

	Year Ended December 31, 2021	Year Ended December 31, 2020
Operating lease cost (includes variable lease payments)	$96	$43
Finance lease cost
Amortization of right-of-use assets	6	4
Total finance lease cost	$6	$4
Total lease cost	$102	$47

Supplemental cash flow information related to leases was as follows:

Year Ended December 31	2021	2020
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows used by operating leases	$(96)	$(36)
Financing cash flows used by finance leases (a)	$(6)	$(4)
Right-of-use assets obtained in exchange for new lease liabilities
Operating leases	$38	$227
Finance leases	$10	$6
(a)Included within repayment of long-term debt on the Consolidated Statements of Cash Flows.

Supplemental balance sheet information related to leases was as follows:

As at December 31	2021	2020
Operating Leases
Operating lease right-of-use assets
Long-term	$311	$372
Total operating lease right-of-use assets	$311	$372

Operating lease liabilities
Current	$(91)	$(95)
Long-term	(253)	(304)
Total operating lease liabilities	$(344)	$(399)

Finance Leases
Property and equipment, gross	$29	$19
Accumulated depreciation	(12)	(7)
Property and equipment, net	$17	$12

Current portion of long-term debt	$(6)	$(4)
Long-term debt	(11)	(8)
Total finance lease liabilities	$(17)	$(12)

As at	December 31, 2021	December 31, 2020
Weighted average remaining lease term (years)
Operating leases	6.9	7.4
Finance leases	4.3	4.8
Weighted average discount rate (%)
Operating leases	2.45	2.42
Finance leases	2.23	2.89

Maturity analysis of lease liabilities was as follows:

	Operating Leases	Finance Leases
2022	$92	$6
2023	70	5
2024	56	4
2025	42	2
2026	35	—
Thereafter	90	2
Total lease payments	$385	$19
Less: imputed interest	(41)	(2)
Total	$344	$17

Lessor

Certain of AltaGas’ revenues are obtained through power purchase agreements or take-or-pay contracts whereby AltaGas is the lessor in these operating lease arrangements. Minimum lease payments received are amortized over the term of the lease. Contingent rentals are recorded when the condition that created the present obligation to make such payments occurs such as when actual electricity is generated and delivered.

Maturity analysis of lease receivables was as follows:

Operating Leases
2022	$70
2023	68
2024	2
2025	2
2026	2
Thereafter	72
Total	$216

The carrying value of property, plant, and equipment associated with these leases was approximately $202 million as at December 31, 2021.
AltaGas manages its risk associated with the residual value of its leased assets through strategically constructing leased facilities in key commercial regions and retaining the ability to sell commodities and ancillary services via the merchant market or through commodity sales agreements.
Leases	Leases
Lessee

AltaGas has operating and finance leases for office space, office equipment, field equipment, rail cars, aquatic use, vehicles, power and gas facilities, transmission and distribution assets, and land.

The components of lease expense were as follows:

	Year Ended December 31, 2021	Year Ended December 31, 2020
Operating lease cost (includes variable lease payments)	$96	$43
Finance lease cost
Amortization of right-of-use assets	6	4
Total finance lease cost	$6	$4
Total lease cost	$102	$47

Supplemental cash flow information related to leases was as follows:

Year Ended December 31	2021	2020
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows used by operating leases	$(96)	$(36)
Financing cash flows used by finance leases (a)	$(6)	$(4)
Right-of-use assets obtained in exchange for new lease liabilities
Operating leases	$38	$227
Finance leases	$10	$6
(a)Included within repayment of long-term debt on the Consolidated Statements of Cash Flows.

Supplemental balance sheet information related to leases was as follows:

As at December 31	2021	2020
Operating Leases
Operating lease right-of-use assets
Long-term	$311	$372
Total operating lease right-of-use assets	$311	$372

Operating lease liabilities
Current	$(91)	$(95)
Long-term	(253)	(304)
Total operating lease liabilities	$(344)	$(399)

Finance Leases
Property and equipment, gross	$29	$19
Accumulated depreciation	(12)	(7)
Property and equipment, net	$17	$12

Current portion of long-term debt	$(6)	$(4)
Long-term debt	(11)	(8)
Total finance lease liabilities	$(17)	$(12)

As at	December 31, 2021	December 31, 2020
Weighted average remaining lease term (years)
Operating leases	6.9	7.4
Finance leases	4.3	4.8
Weighted average discount rate (%)
Operating leases	2.45	2.42
Finance leases	2.23	2.89

Maturity analysis of lease liabilities was as follows:

	Operating Leases	Finance Leases
2022	$92	$6
2023	70	5
2024	56	4
2025	42	2
2026	35	—
Thereafter	90	2
Total lease payments	$385	$19
Less: imputed interest	(41)	(2)
Total	$344	$17

Lessor

Certain of AltaGas’ revenues are obtained through power purchase agreements or take-or-pay contracts whereby AltaGas is the lessor in these operating lease arrangements. Minimum lease payments received are amortized over the term of the lease. Contingent rentals are recorded when the condition that created the present obligation to make such payments occurs such as when actual electricity is generated and delivered.

Maturity analysis of lease receivables was as follows:

Operating Leases
2022	$70
2023	68
2024	2
2025	2
2026	2
Thereafter	72
Total	$216

The carrying value of property, plant, and equipment associated with these leases was approximately $202 million as at December 31, 2021.
AltaGas manages its risk associated with the residual value of its leased assets through strategically constructing leased facilities in key commercial regions and retaining the ability to sell commodities and ancillary services via the merchant market or through commodity sales agreements.
Leases	Leases
Lessee

AltaGas has operating and finance leases for office space, office equipment, field equipment, rail cars, aquatic use, vehicles, power and gas facilities, transmission and distribution assets, and land.

The components of lease expense were as follows:

	Year Ended December 31, 2021	Year Ended December 31, 2020
Operating lease cost (includes variable lease payments)	$96	$43
Finance lease cost
Amortization of right-of-use assets	6	4
Total finance lease cost	$6	$4
Total lease cost	$102	$47

Supplemental cash flow information related to leases was as follows:

Year Ended December 31	2021	2020
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows used by operating leases	$(96)	$(36)
Financing cash flows used by finance leases (a)	$(6)	$(4)
Right-of-use assets obtained in exchange for new lease liabilities
Operating leases	$38	$227
Finance leases	$10	$6
(a)Included within repayment of long-term debt on the Consolidated Statements of Cash Flows.

Supplemental balance sheet information related to leases was as follows:

As at December 31	2021	2020
Operating Leases
Operating lease right-of-use assets
Long-term	$311	$372
Total operating lease right-of-use assets	$311	$372

Operating lease liabilities
Current	$(91)	$(95)
Long-term	(253)	(304)
Total operating lease liabilities	$(344)	$(399)

Finance Leases
Property and equipment, gross	$29	$19
Accumulated depreciation	(12)	(7)
Property and equipment, net	$17	$12

Current portion of long-term debt	$(6)	$(4)
Long-term debt	(11)	(8)
Total finance lease liabilities	$(17)	$(12)

As at	December 31, 2021	December 31, 2020
Weighted average remaining lease term (years)
Operating leases	6.9	7.4
Finance leases	4.3	4.8
Weighted average discount rate (%)
Operating leases	2.45	2.42
Finance leases	2.23	2.89

Maturity analysis of lease liabilities was as follows:

	Operating Leases	Finance Leases
2022	$92	$6
2023	70	5
2024	56	4
2025	42	2
2026	35	—
Thereafter	90	2
Total lease payments	$385	$19
Less: imputed interest	(41)	(2)
Total	$344	$17

Lessor

Certain of AltaGas’ revenues are obtained through power purchase agreements or take-or-pay contracts whereby AltaGas is the lessor in these operating lease arrangements. Minimum lease payments received are amortized over the term of the lease. Contingent rentals are recorded when the condition that created the present obligation to make such payments occurs such as when actual electricity is generated and delivered.

Maturity analysis of lease receivables was as follows:

Operating Leases
2022	$70
2023	68
2024	2
2025	2
2026	2
Thereafter	72
Total	$216

The carrying value of property, plant, and equipment associated with these leases was approximately $202 million as at December 31, 2021.
AltaGas manages its risk associated with the residual value of its leased assets through strategically constructing leased facilities in key commercial regions and retaining the ability to sell commodities and ancillary services via the merchant market or through commodity sales agreements.